Operating leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table)

Twelve month periods ending	Amount
December 31, 2026	$35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030	30,204
December 31, 2031 and thereafter	12,055
Total undiscounted lease payments	$177,750
Discount based on incremental borrowing rate	(23,424)
Present value of lease liability	$154,326
Operating lease liabilities, current	27,522
Operating lease liabilities, non-current	126,804

Operating leases - Operating lease liabilities of office rental arrangements (Table)

Twelve month periods ending	Amount
December 31, 2026	$1,195
December 31, 2027	812
December 31, 2028	721
December 31, 2029	169
December 31, 2030	59
Total undiscounted lease payments	$2,956
Discount based on incremental borrowing rate	(224)
Present value of lease liability	$2,732
Operating lease liabilities, current	1,102
Operating lease liabilities, non-current	1,630